Summary of Significant Accounting Policies (Details 6) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory:
Finished goods	$ 31,138	$ 360,607	$ 104,153
Work in progress	231,081	104,727	801,033
Total Inventory	$ 262,219	$ 465,334	$ 905,186